NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Description Of Business Description [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Acreage Holdings, Inc. (the “Company”, “Pubco” or “Acreage”) was originally incorporated under the Business Corporations Act (Ontario) on July 12, 1989 as Applied Inventions Management Inc. On August 29, 2014, the Company changed its name to Applied Inventions Management Corp. The Company continued into British Columbia and changed its name to Acreage Holdings, Inc. on November 9, 2018. The Company’s Subordinate Voting Shares are listed on the Canadian Securities Exchange under the symbol “ACRG.U”, on the OTCQX under the symbol “ACRGF” and on the Frankfurt Stock Exchange under the symbol “0VZ”. The Company owns, manages and operates cannabis cultivation facilities, dispensaries and other cannabis-related companies across the United States (“U.S.”).

High Street Capital Partners, LLC, doing business as Acreage Holdings (“HSCP”), a Delaware limited liability company, was formed on April 29, 2014. The Company became the indirect parent of HSCP on November 14, 2018 in connection with a reverse takeover (“RTO”) transaction described below.

The 2017 comparative amounts presented in these financial statements are those of HSCP.

The Company’s corporate office and principal place of business is located at 366 Madison Avenue, 11th Floor, New York, New York in the U.S. The Company’s registered and records office address is Suite 2800, Park Place, 666 Burrard Street, Vancouver, British Columbia in Canada.

The RTO transaction

On September 21, 2018, the Company, HSCP, HSCP Merger Corp. (a wholly-owned subsidiary of Pubco) (“Subco”), Acreage Finco B.C. Ltd. (a special purpose corporation) (“Finco”), Acreage Holdings America, Inc. (“USCo”) and Acreage Holdings WC, Inc. (“USCo2”) entered into a combination agreement (the “Agreement”) whereby the parties agreed to combine their respective businesses, which would result in the reverse takeover of Pubco by the security holders of HSCP. On November 14, 2018, the parties to the Agreement completed the RTO. The RTO was structured as a series of transactions, including a Canadian three-cornered amalgamation transaction and a series of U.S. reorganization steps. In connection with the Agreement, Pubco changed its name from “Applied Inventions Management Corp.” to “Acreage Holdings, Inc.” On November 15, 2018, Pubco’s Subordinate Voting Shares were listed and began trading on the Canadian Securities Exchange under ticker symbol “ACRG.U”.

Immediately prior to the completion of the RTO, Finco completed a brokered and a non-brokered subscription receipt financing at a price of $25.00 per subscription receipt for aggregate gross proceeds to Finco of approximately $314 million (the “Financing”). In connection with the Financing, Pubco paid a cash fee to the agents under the offering (the “Agents”) equal to 6.0% of the gross proceeds of the brokered portion of the Financing (such cash fee was reduced to 2.5% in respect of sales to certain subscribers) and a financial advisory fee in the amount of $3,000 in connection with the non-brokered portion of the Financing. As additional consideration, the Agents were granted broker warrants entitling them to subscribe for that number of common shares of FinCo (the “FinCo Shares”) as was equal to 2.0% of the number of subscription receipts issued under the brokered portion of the Financing (such number of broker warrants was reduced to 1.5% in respect of sales to certain subscribers). Upon completion of the RTO, each compensation option issued by Finco was exchanged for an equal number of broker warrants of Pubco, each of which is exercisable for one Subordinate Voting Share of Pubco (subject to any necessary adjustments) at a price of $25.00 per share for a period of 24 months following the date of exchange.

As part of the RTO, Pubco, Subco and FinCo were parties to a three-cornered amalgamation (the “Amalgamation”), pursuant to which the shareholders of FinCo (being the investors in the Financing after automatic conversion of their subscription receipts into FinCo Shares) received Subordinate Voting Shares of Pubco in exchange for their FinCo Shares. Immediately following the Amalgamation, the entity resulting from the Amalgamation, HSCP Merger Corp. (“Amalco”), was dissolved and liquidated, in accordance with which all of the assets of Amalco were distributed to Pubco.

In connection with the RTO, Kevin Murphy, the Chief Executive Officer of the Company, made a contribution of HSCP units and cash to Pubco in exchange for 168 thousand Multiple Voting Shares of Acreage Pubco, representing 100% of the issued and outstanding Multiple Voting Shares as of closing of the RTO.